SCHEDULE OF INVESTMENTS

Ivy Core Equity Fund (in thousands)	DECEMBER 31, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Cable & Satellite – 1.8%
Charter Communications, Inc., Class A(A)	121	$80,041

Interactive Home Entertainment – 1.3%
Take-Two Interactive Software, Inc.(A)	297	61,709

Interactive Media & Services – 5.1%
Alphabet, Inc., Class A(A)	68	118,752
Facebook, Inc., Class A(A)	421	114,916
		233,668

Movies & Entertainment – 1.7%
Netflix, Inc.(A)	142	76,706
Total Communication Services – 9.9%		452,124

Consumer Discretionary

Auto Parts & Equipment – 2.5%
Aptiv plc	868	113,115

Automotive Retail – 1.9%
AutoZone, Inc.(A)	72	85,778

Footwear – 1.8%
NIKE, Inc., Class B	572	80,988

Homebuilding – 1.0%
D.R. Horton, Inc.	654	45,041

Internet & Direct Marketing Retail – 3.5%
Amazon.com, Inc.(A)	49	160,046
Total Consumer Discretionary – 10.7%		484,968

Consumer Staples

Food Distributors – 1.5%
Sysco Corp.	912	67,757

Household Products – 1.4%
Procter & Gamble Co. (The)	467	64,994

Hypermarkets & Super Centers – 3.3%
Costco Wholesale Corp.	213	80,333
Wal-Mart Stores, Inc.	494	71,199
		151,532
Total Consumer Staples – 6.2%		284,283

Financials

Asset Management & Custody Banks – 4.3%
Artisan Partners Asset Management, Inc.	913	45,975
Blackstone Group, Inc. (The), Class A	1,119	72,505
KKR & Co.	1,930	78,129
		196,609

Consumer Finance – 2.6%
Discover Financial Services	1,290	116,783

Financial Exchanges & Data – 1.9%
CME Group, Inc.	491	89,416

Insurance Brokers – 2.5%
Aon plc	533	112,593

Investment Banking & Brokerage – 2.9%
Morgan Stanley	1,929	132,225

Other Diversified Financial Services – 3.4%
JPMorgan Chase & Co.	1,206	153,202

Total Financials – 17.6%		800,828

Health Care

Health Care Equipment – 4.2%
Danaher Corp.	349	77,436
Zimmer Holdings, Inc.	740	114,044
		191,480

Health Care Facilities – 1.7%
HCA Holdings, Inc.	469	77,054

Managed Health Care – 3.0%
UnitedHealth Group, Inc.	391	137,106

Pharmaceuticals – 3.7%
Eli Lilly and Co.	506	85,370
Zoetis, Inc.	486	80,390
		165,760

Total Health Care – 12.6%		571,400

Industrials

Aerospace & Defense – 1.0%
Airbus SE ADR(B)	1,594	43,559

Agricultural & Farm Machinery – 1.3%
Deere & Co.	221	59,389

Industrial Machinery – 1.3%
Stanley Black & Decker, Inc.	338	60,270

Railroads – 2.7%
Union Pacific Corp.	587	122,232

Trading Companies & Distributors – 1.7%
United Rentals, Inc.(A)	336	77,858

Total Industrials – 8.0%		363,308

Information Technology

Application Software – 1.0%
Intuit, Inc.	118	44,869

Data Processing & Outsourced Services – 7.6%
Fiserv, Inc.(A)	1,621	184,527
MasterCard, Inc., Class A	327	116,881
PayPal, Inc.(A)	193	45,085
		346,493

Electronic Manufacturing Services – 2.4%
TE Connectivity Ltd.	888	107,519

Semiconductors – 4.8%
Analog Devices, Inc.	559	82,518
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	636	69,336
Texas Instruments, Inc.	397	65,241
		217,095

Systems Software – 7.0%
Microsoft Corp.	1,429	317,920

Technology Hardware, Storage & Peripherals – 5.2%
Apple, Inc.	1,796	238,295

Total Information Technology – 28.0%		1,272,191

Materials

Industrial Gases – 1.0%
Linde plc	165	43,520

Specialty Chemicals – 1.8%
Sherwin-Williams Co. (The)	113	82,716

Total Materials – 2.8%		126,236

Real Estate

Health Care REITs – 1.1%
Welltower, Inc.	800	51,696

Total Real Estate – 1.1%		51,696

Utilities

Electric Utilities – 2.6%
NextEra Energy, Inc.	1,526	117,744
Total Utilities – 2.6%		117,744

TOTAL COMMON STOCKS – 99.5%		$4,524,778
(Cost: $2,792,922)

SHORT-TERM SECURITIES

Money Market Funds(D) – 0.2%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.030%(C)	6	6
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	10,813	10,813

		10,819
TOTAL SHORT-TERM SECURITIES – 0.2%		$10,819
(Cost: $10,819)
TOTAL INVESTMENT SECURITIES – 99.7%		$4,535,597
(Cost: $2,803,741)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		11,735

NET ASSETS – 100.0%		$4,547,332

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $6 are on loan.
(C)	Investment made with cash collateral received from securities on loan.
(D)	Rate shown is the annualized 7-day yield at December 31, 2020.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2020:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$4,524,778	$ —	$ —
Short-Term Securities	10,819	—	—

Total	$4,535,597	$ —	$ —

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,803,741

Gross unrealized appreciation	1,739,587

Gross unrealized depreciation	(7,731)

Net unrealized appreciation	$1,731,856